RENTAL PROPERTIES, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investments in rental properties [Abstract]
Land	$ 16,378	$ 2,131
Building and improvements	102,037	19,223
Furniture, fixtures and equipment	5,871	949
Construction in progress	1,083	0
Rental properties, gross	125,369	22,303
Less: accumulated depreciation	(4,271)	(711)
Rental properties, net	121,098	21,592
Depreciation expense	$ 3,800	$ 646